Acquisition - Summary of Purchase Price Allocation of Assets Acquired and Liabilities Assumed (Detail) (Oxford acquisition [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jun. 26, 2013	Jun. 26, 2013
Oxford acquisition [Member]
Consideration Given
Cash	$ 652,500
Allocation of Purchase Price
Unproved properties	621,039	621,039
Proved properties	40,914	40,914
Cash	653	653
Building and land	1,500	1,500
Total assets	664,106	664,106
Asset retirement obligations	(8,378)	(8,378)
Pension obligation	(2,522)	(2,522)
Other working capital	(706)	(706)
Fair value of net assets acquired	$ 652,500	$ 652,500